Finance Result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Result
Finance income	€ 34,000	€ 44,000	€ 62,000	[1]
Finance costs from senior unsecured notes	(320,000)	(230,000)	(177,000)
Finance cost from senior debt	(157,000)	(280,000)	(257,000)
Finance costs from other financial liabilities	(64,000)	(69,000)	(74,000)
Capitalized interest	22,000	28,000	37,000
Finance lease expenses	(57,000)	(51,000)	(45,000)
Other finance costs	(49,000)	(112,000)	(81,000)
Finance costs	(625,000)	(714,000)	(597,000)	[1]
Dividends	2,000	2,000
Finance cost from sale of receivables	(14,000)	(31,000)	(25,000)
Change in fair value of financial instruments	33,000	20,000	1,000	[1]
Impairment of financial assets	(3,000)	(9,000)
Exchange differences	(55,000)	(60,000)	(16,000)	[1]
Finance result	(628,000)	(748,000)	(575,000)	[1]
Finance costs from other financial liabilities	64,000	69,000	€ 74,000
GIC
Finance Result
Finance costs from other financial liabilities	(64,000)	(69,000)
Finance costs from other financial liabilities	€ 64,000	69,000
Senior unsecured corporate notes 2017
Finance Result
Principal amount		€ 1,000
Interest rate		3.20%
Senior secured notes issued April 30th 2024 and 4th of June 2024
Finance Result
Principal amount		€ 1,300
Interest rate		7.50%
Minimum
Finance Result
Capitalized interest rate (as a percent)	6.11%	6.88%
Maximum
Finance Result
Capitalized interest rate (as a percent)	6.54%	7.38%

[1]	(See Note 2.d)